SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to May 31, 2021, there were the following material transactions that require disclosure:

Share Exchange between the Company and EZ Global

On July 11, 2021, EZ Global, the Company and all members of the Company entered into a Share Exchange Agreement the “Share Exchange Agreement”), pursuant to which the parties closed a share exchange transaction on the same date (the “Share Exchange”). Upon the closing of the Share Exchange, EZ Global acquired One Hundred Percent (100%) the issued and outstanding equity interest of the Company from the Company’s members in exchange for the issuance of an aggregate of Ten Million (10,000,000) shares of restricted common stock of EZ Global. In connection with the Share Exchange, Moshe Azarzar, the founder of EZ Global, agreed to cancel 1,000,000 shares, representing all of this ownership in EZ Global prior to closing of the Share Exchange. As a result of the closing of the Share Exchange, the Company become a wholly owned subsidiary of EZ Global, and EZ Global assumed certain outstanding convertible notes issued by the Company to its noteholders and the obligations thereunder. The Share Exchange Agreement contained customary representations and warranties.

Transactions with EZRaider Co. (formerly known as E-Waste Corp.)

On May 25, 2021, EZ Global, together with the Company, entered into a binding letter of intent (the “LOI”) with EZRaider Co. known at that time as E-Waste Corp., a Florida corporation (“Pubco” or “Parent”) (OTCPK: EWST). The LOI contemplated the consummation of the reverse merger transaction among Parent, EZ Global, and E-Waste Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Parent, (the “Acquisition Subsidiary”), resulting in the merger of the Acquisition Subsidiary with and into EZ Global (the “Reverse Merger”), the rights to acquire D.S Raider by EZ Global and related transactions. The LOI provided that, subject to the execution of the definitive agreements by the parties and satisfaction of the conditions set forth in said agreements, at the closing of the Reverse Merger, all of the outstanding shares of capital stock of EZ Global will be issued to Parent in exchange for the issuance of shares of common stock of Parent to the shareholders of EZ Global immediately prior to the Reverse Merger, and EZ Global will become a wholly-owned subsidiary of Parent.

On September 14, 2021, EZ Global entered an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with EZRaider Co. f/k/a E-Waste Corp., and E-Waste Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of EZRaider Co. (the “Acquisition Subsidiary”), pursuant to which on September 14, 2021, the Acquisition Subsidiary merged with and into EZ Global (the “Merger”), and EZ Global remained as the surviving entity after the Merger. Pursuant to the terms of the Merger Agreement, EZRaider Co. issued an aggregate of 28,550,000 shares of its common stock to the stockholders of EZ Global in exchange for their capital stock of EZ Global.

Debt Financing; Amendment to the 6% Note

On June 1, 2021, the Company entered into a subscription agreement with one investor, pursuant to which the Company issued a convertible promissory note to one investor in principal amount of $250,000. This convertible note was initially assigned to EZ Global on July 11, 2021, upon the closing of the Share Exchange Agreement, and converted into 154,895 shares of EZ Global pursuant to the Debt Settlement Agreement between EZ Global and the noteholder, dated September 1, 2021.

On July 11, 2021, the Company and holder of the 6% Note entered into Amendment No. 1 to the 6% Note pursuant to which (i) the maturity date was extended from March 16, 2021 to March 16, 2022 or the date the Company completes the Acquisition of D.S Raider, whichever comes sooner, (ii) the parties acknowledged there is no further Supplemental Incentive Interests as the goals were not met, and (iii) repayment of the 6% Note shall be paid by Company on or prior to the Maturity Date, as amended, in one balloon payment all existing defaults were waived; in exchange, the Lender waived all claims with respect to any breach, default or event of default of the 6% Note as of the effective date of Amendment No.1. The 6% Note was assumed by EZ Global pursuant to the Share Exchange Agreement dated July 11, 2021.

Lease Renewal for the Office in Kent, Washington

On July 15, 2021, the Company renewed leased offices located in Kent, WA. The net monthly payment is $6,500. The leases expire on August 31, 2022.

Second Extension to the Share Purchase Agreement with D.S Raider

On August 31, 2021, EZ Global and D.S Raider entered into an additional letter-agreement related to the Share Purchase Agreement (the “Second Extension”), pursuant to which D.S Raider agreed to further extend a closing date of the proposed Acquisition to December 31, 2021, provided that EZ Global shall make its payment in the total amount of US$3,850,000, including $500,000 previously kept in escrow (the “Investment Amount”) to D.S Raider within 14 (fourteen) days from the date of the Second Extension. Pursuant to the Second Extension, upon receipt of the full Investment Amount by EZ Global, D.S Raider shall issue to EZ Global approximately 294,103 Ordinary Shares of the D.S Raider NIS 0.01 each at a per share price based on US$55,000,000 pre-money Company valuation.  Additionally, the Second Extension included certain terms for proposed amendment to be made to the Share Purchase Agreement, in connection with the contemplated closing of the Reverse Merger. On September 14, 2021, the Investment Amount was paid to D.S Raider by EZ Global as required by the terms of the Second Extension.

 Purchase Contract with EZRaider Hawaii

On August 16, 2021, EZ Global entered into a purchase contract with EZRaider Hawaii, an unrelated entity, operated by a third party. Pursuant to the purchase contract, EZRaider Hawaii is the official, exclusive representative of EZRaider Global Inc. in the state of Hawaii for sales and service related to the EZRaider Platform in Hawaii. Pursuant to the purchase contract,  EZRaider Hawaii desires to purchase 300 vehicles between Q4 2021 and Q4 2022 in a variety of model and accessories. EZRaider Hawaii will pay 25% of each purchase order ARO and the balance in installments based on delivery schedule agreed upon between the parties.

Renewal of the Distribution Agreement

On September 2, 2021, the Company entered into a Renewal of the Authorized Exclusive Distribution Agreement (the “Renewal”) with D.S Raider pursuant to which the parties extended the initial term of the original Distribution Agreement until September 2, 2022, permitted the Company to sell and distribute EZ Raider vehicles in all states of the United States that were not previously included in the Distribution Agreement, and expressly granted rights to use D.S Raider’s trademarks in connection with the performance of the obligations of the Company under the Distribution Agreement, and clarified certain other rights and obligations between the parties.

Issuances of Equity Securities

On July 11, 2021, EZ Global issued 154,000 restricted common stock shares to eleven parties in exchange for services rendered to the Company at cost basis of $0.001.

On September 1, 2021, EZ Global issued an aggregate of 249,180 restricted shares (the “Debt Conversion Shares”) upon conversion of an aggregate $414,857.53, which represented the total amount of principal, past due amounts and interest accrued on the convertible promissory notes due by EZ Global to the holders of convertible promissory notes dated January 18, 2021, January 25, 2021, and June 1, 2021. The Debt Conversion Shares were issued by EZ Global pursuant to the Debt Settlement Agreements between EZ Global and these noteholders.

On September 13, 2021, EZ Global entered and closed on subscription agreements with two investors for an aggregate 281,250 common stock shares at $1.60 per share.

9.  SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to December 31, 2020, there were the following material transactions that require disclosure:

Lease Renewal for the Office in Kent, Washington

On July 15, 2021, the Company renewed leased offices located in Kent, WA. The net monthly payment is $6,500. The leases expire on August 31, 2022.

Proposed Acquisition of D.S Raider

On February 10, 2021, EZ Global entered into a share purchase agreement (the “Share Purchase Agreement”) with D.S Raider that set forth the terms of the proposed acquisition (the “Acquisition”) of all of the capital stock of D.S Raider by EZ Global from the stockholders of D. S Raider in consideration for an aggregate purchase price of $30,000,000, a portion of which to be held back in escrow for certain liabilities. The closing of the Acquisition is subject to certain conditions precedent including, but not limited to, EZ Global’s completion of an equity financing of a minimum $40,000,000, entering into certain employment contracts and lock-up agreements.

On March 30, 2021, EZ Global and D.S Raider entered into a first extension letter-agreement to the Share Purchase Agreement (the “First Extension”), pursuant to which the parties agreed to extend the proposed closing date of the Acquisition to May 15, 2021, provided that EZ Global shall make a first milestone payment of $1,850,000 by April 15, 2021 and a second milestone payment of $2,000,000 by April 30, 2021. The First Extension provided that in the event the proposed Acquisition does not close, the milestone payments would be converted into equity of D.S Raider.

On August 31, 2021, EZ Global and D.S Raider entered into an additional letter-agreement related to the Share Purchase Agreement (the “Second Extension”), pursuant to which D.S Raider agreed to further extend a closing date of the proposed Acquisition to December 31, 2021, provided that EZ Global shall make its payment in the total amount of US$3,850,000, including $500,000 previously kept in escrow (the “Investment Amount”) to D.S Raider within 14 (fourteen) days from the date of the Second Extension. Pursuant to the Second Extension, upon receipt of the full Investment Amount by EZ Global, D.S Raider shall issue to EZ Global approximately 294,103 Ordinary Shares of the D.S Raider NIS 0.01 each at a per share price based on US$55,000,000 pre-money Company valuation.  Additionally, the Second Extension included certain terms for proposed amendment to be made to the Share Purchase Agreement, in connection with the contemplated closing of the Reverse Merger (as defined below). On September 14, 2021, the Investment Amount was paid to D.S Raider by EZ Global as required by the terms of the Second Extension

.

Share Exchange between the Company and EZ Global

On July 11, 2021, EZ Global, the Company and all members of the Company entered into a Share Exchange Agreement the “Share Exchange Agreement”), pursuant to which the parties closed a share exchange transaction on the same date (the “Share Exchange”). Upon the closing of the Share Exchange, EZ Global acquired One Hundred Percent (100%) the issued and outstanding equity interest of the Company from the Company’s members in exchange for the issuance of an aggregate of Ten Million (10,000,000) shares of restricted common stock of EZ Global. In connection with the Share Exchange, Moshe Azarzar, the founder of EZ Global, agreed to cancel 1,000,000 shares, representing all of this ownership in EZ Global prior to closing of the Share Exchange. As a result of the closing of the Share Exchange, the Company become a wholly owned subsidiary of EZ Global, and EZ Global assumed certain outstanding convertible notes issued by the Company to its noteholders and the obligations thereunder. The Share Exchange Agreement contained customary representations and warranties.

Transactions with EZRaider Co. (formerly known as E-Waste Corp.)

On May 25, 2021, EZ Global, together with the Company, entered into a binding letter of intent (the “LOI”) with EZRaider Co. known at that time as E-Waste Corp., a Florida corporation (“Pubco” or “Parent”) (OTCPK: EWST). The LOI contemplated the consummation of the reverse merger transaction among Parent, EZ Global, and E-Waste Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Parent, (the “Acquisition Subsidiary”), resulting in the merger of the Acquisition Subsidiary with and into EZ Global (the “Reverse Merger”), the rights to acquire D.S Raider by EZ Global and related transactions. The LOI provided that, subject to the execution of the definitive agreements by the parties and satisfaction of the conditions set forth in said agreements, at the closing of the Reverse Merger, all of the outstanding shares of capital stock of EZ Global will be issued to Parent in exchange for the issuance of shares of common stock of Parent to the shareholders of EZ Global immediately prior to the Reverse Merger, and EZ Global will become a wholly-owned subsidiary of Parent.

On May 26, 2021, Pubco loaned to the Company and EZ Global $2,000,000 in principal amount (the “Loan”). The proceeds of the Loan are being used by the Company and EZ Global to negotiate the terms of the proposed Acquisition of D. S Raider and related transactions. On July 19, 2021, E-Waste as lender and EZ Raider and EZ Global as Borrowers entered into the Loan Agreement and Pledge and Security Agreement with respect to the Loan. Pursuant to the terms of the Loan Agreement, EZ Global and EZ Raider LLC issued to Pubco a secured promissory note in the principal amount of $2,000,000 (the “Note”) with the interest at a rate of 5% per annum. The terms of the Note provided that the outstanding principal, plus any accrued and unpaid interest thereon, is due and payable November 26, 2021, provided however that if the proposed Reverse Merger is consummated prior to the Note’s maturity date, the outstanding principal and any accrued and unpaid interest thereon, shall be forgiven and the Note shall be canceled. The Borrowers agreed not to incur any debt ranking senior to or pari passu with the amount due under the Note, other than (a) indebtedness in connection with the contemplated Merger, (b) indebtedness incurred in the ordinary course of Borrowers’ business up to $5,000, and (c) the obligations of EZ Raider LLC is secured by a first priority interest on all the assets of EZ Raider to an investor pursuant to an outstanding convertible note in the principal amount of $500,000. Pursuant to the terms of the Pledge and Security Agreement Moshe Azarzar, a principal of EZ Raider and EZ Global, granted Pubco a first priority security interest in all of the shares he owned in each of EZ Raider and EZ Global On September 14, upon the closing of the Reverse Merger (as described below), the Note, the Loan Agreement and the Pledge and Securities Agreement were cancelled, and the Note was deemed to be forgiven.

Closing of the Merger with EZRaider Co.

On September 14, 2021, EZ Global entered an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with EZRaider Co. f/k/a E-Waste Corp., and E-Waste Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of EZRaider Co. (the “Acquisition Subsidiary”), pursuant to which on September 14, 2021, the Acquisition Subsidiary merged with and into EZ Global (the “Merger”), and EZ Global remained as the surviving entity after the Merger. Pursuant to the terms of the Merger Agreement, EZRaider Co. issued an aggregate of 28,550,000 shares of its common stock to the stockholders of EZ Global in exchange for their capital stock of EZ Global.

Debt Financing

On January 8, 2021, the Company issued a secured convertible note in principal amount of $500,000 to one investor. The note accrues interest at 8% per annum and is convertible at a 35% discount to the price per share to be offered to investors in the subsequent financing to complete the acquisition of D.S Raider. This secured convertible note is secured by a first priority interest on all the assets of EZ Raider LLC. The note remains outstanding following the Share Exchange Agreement and the Reverse Merger and is secured by a first priority interest on all assets of the Company.

On January 18, 2021, the Company issued an unsecured convertible note to one investor in principal amount of $60,000. This convertible note was initially assigned to EZ Global on July 11, 2021, upon the closing of the Share Exchange, and converted into 35,377 shares of EZ Global, pursuant to the Debt Settlement Agreement between EZ Global and the noteholder, dated September 1, 2021.

On January 25, 2021, the Company issued an unsecured convertible note to one investor in principal amount of $100,000. This convertible note was initially assigned to EZ Global on July 11, 2021, upon the closing of the Share Exchange, and converted into 35,377 shares of EZ Global, pursuant to the Debt Settlement Agreement between EZ Global and the noteholder, dated September 1, 2021.

On June 1, 2021, the Company entered into a subscription agreement with one investor, pursuant to which the Company issued a convertible promissory note to one investor in principal amount of $250,000. This convertible note was initially assigned to EZ Global on July 11, 2021, upon the closing of the Share Exchange Agreement, and converted into 154,895 shares of EZ Global pursuant to the Debt Settlement Agreement between EZ Global and the noteholder, dated September 1, 2021.

Amendment to 6% Note

On July 11, 2021, the Company and the holder of the 6% Note entered into Amendment No. 1 to the 6% Note pursuant to which (i) the maturity date was extended from March 16, 2021 to March 16, 2022 or the date the Company completes the acquisition of D.S Raider, whichever comes sooner, (ii) the parties acknowledged there is no further Supplemental Incentive Interests as the goals were not met, and (iii) repayment of the 6% Note shall be paid by Company on or prior to the Maturity Date, as amended, in one balloon payment all existing defaults were waived; in exchange, the Lender waived all claims with respect to any breach, default or event of default of the 6% Note as of the effective date of Amendment No.1. This 6% Note, as amended, was assigned to EZ Global on July 11, 2021, upon the closing of the Share Exchange Agreement.

Purchase Contract with EZRaider Hawaii

On August 16, 2021, EZ Global entered into a purchase contract with EZRaider Hawaii, an unrelated entity, operated by a third party. Pursuant to the purchase contract, EZRaider Hawaii is the official, exclusive representative of EZRaider Global Inc. in the state of Hawaii for sales and service related to the EZRaider Platform in Hawaii. Pursuant to the purchase contract, EZRaider Hawaii desires to purchase 300 vehicles between Q4 2021 and Q4 2022 in a variety of model and accessories. EZRaider Hawaii will pay 25% of each purchase order ARO and the balance in installments based on delivery schedule agreed upon between the parties.

Renewal to the Distribution Agreement

On September 2, 2021, the Company entered into a Renewal of the Authorized Exclusive Distribution Agreement (the “Renewal”) with D.S Raider pursuant to which the parties extended the initial term of the original Distribution Agreement until September 2, 2022, permitted the Company to sell and distribute EZ Raider vehicles in all states of the United States that were not previously included in the Distribution Agreement, and expressly granted rights to use D.S Raider’s trademarks in connection with the performance of the obligations of the Company under the Distribution Agreement, and clarified certain other rights and obligations between the parties.

Issuances of Equity Securities

On July 11, 2021, EZ Global issued 154,000 restricted common stock shares to eleven parties in exchange for services rendered to the Company at cost basis of $0.001.

On September 1, 2021, EZ Global issued an aggregate of 249,180 restricted shares (the “Debt Conversion Shares”) upon conversion of an aggregate $414,857.53, which represented the total amount of principal, past due amounts and interest accrued on the convertible promissory notes due by EZ Global to the holders of convertible promissory notes dated January 18, 2021, January 25, 2021, and June 1, 2021. The Debt Conversion Shares were issued by EZ Global pursuant to the Debt Settlement Agreements between EZ Global and these noteholders.

On September 13, 2021, EZ Global entered and closed on subscription agreements with two investors for an aggregate 281,250 common stock shares at $1.60 per share.